Financial instruments by category - Financial assets and financial liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	$ 6,286	$ 4,483
Derivative financial liabilities	(283)	(552)
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	6,286	4,463
Derivative financial liabilities	(254)	(498)
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	0	20
Derivative financial liabilities	$ (29)	$ (54)